Intangible Assets, Net (Future Amortization Expense of Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
For the year ending
2014	$ 5,529
2015	4,827
2016	4,319
2017	1,877
2018	1,238
2019 and thereafter	743
Total	$ 18,533	$ 13,213	$ 1,590